Components of Net Periodic Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	220.4	252.9	264.0
Expected return on plan assets	(291.5)	(285.7)	(337.4)
Amortization of prior service cost	0.7	0.7	0.7
Recognized net actuarial loss	139.0	124.0	78.5
Curtailment gain
Net periodic benefit cost	68.6	91.9	5.8
International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	10.4	8.6	10.7
Interest cost	106.6	113.1	126.4
Expected return on plan assets	(141.9)	(136.1)	(135.3)
Amortization of prior service cost	(2.1)	(0.5)	(0.1)
Recognized net actuarial loss	51.9	36.9	26.8
Curtailment gain		(5.7)
Net periodic benefit cost	24.9	16.3	28.5
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.6	0.5	0.4
Interest cost	7.9	8.7	10.0
Expected return on plan assets	(0.5)	(0.5)	(0.5)
Amortization of prior service cost	1.8	1.8	1.8
Recognized net actuarial loss	4.5	3.2	4.2
Net periodic benefit cost	$ 14.3	$ 13.7	$ 15.9